FORM 24F-2

ANNUAL NOTICE TO SECURITIES SOLD

PURSUANT TO RULE 24F-2

1.	Name and address of issuer: Nationwide Variable Account-II One Nationwide Plaza Columbus, OH 43215
2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):                     ☒

3.	Investment Company Act Filing Number: 811-03330

Securities Act File Number:     002-75059, 033-67636, 033-60063, 333-103093, 333-103094, 333-103095, 333-104510, 333-104511, 333-104512, 333-104513, 333-105992, 333-147273, 333-147198, 333-151990, 333-160635, 333-164886, 333-168818, 333-177316, 333-177319, 333-177439, 333-177441, 333-177581, 333-177582, 333-177934, 333-177729, 333-177731, 333-173349, 333-177938, 333-182494

4. a.	Last day of fiscal year for which this Form is filed:
b.	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2).
c.	☐ Check box if this is the last time the issuer will be filing this Form:

5.	Calculation of registration fees:
	i.	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f)			+	$ 2,993,222,906

	ii.	Aggregate price of securities redeemed or repurchased during the fiscal year:	–	$4,899,317,672

	iii.	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	–	$4,121,621,656

	iv.	Total available redemption credits [add Items 5(ii) and 5(iii)]:			–	$ 9,020,939,328

	v.	Net Sales - If Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$—

	vi.	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$6,027,716,422

	vii.	Multiplier for determining registration fee (See instruction C.9):			×	0.0001091

	viii.	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter 0 if no fee is due):			=	$—

6.

Prepaid Shares - If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

Prepaid Shares - If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here:

N/A N/A
7.	Interest due - If this form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+	N/A

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
		=	$—

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:		March 26, 2021
Method of delivery:
☒ Wire Transfer
☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:	/s/ Alice F. Brookshire
Alice F. Brookshire
AVP-Finance
March 26, 2021